Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (9,911,813)	$ (13,985,915)	$ (18,658,143)	$ (29,130,477)
Adjustments to reconcile net loss to net cash used in operations:
Stock based compensation	544,655	365,653	647,631	913,613
Issuance of shares for services	45,947	150,418	150,418	1,414,449
Issuance of warrants for services		232,526	232,526	541,443
Accretion and amortization expenses	1,576,345	151,970	743,459	9,286,023
Change in fair value of derivative liabilities	244,014	469,971	483,873	683,559
(Gain) loss upon convertible promissory notes conversion	(15,280)	85,537
Loss upon convertible promissory notes conversion and redemption			71,119	1,155,642
Other expense regarding loss on debt modification	59,161	126,158	126,158
Property and equipment depreciation	4,465	4,465	5,953	2,308
Non-cash lease expense	271,357		340,307	87,639
Changes in operating assets and liabilities:
Accounts receivable, net	(377,579)	(40,799)	686,197	(435,484)
Inventories	288,096	(1,088,970)	(1,494,082)	(570,431)
Deposits and other receivables	363,704	(71,877)	(224,819)	(60,665)
Accounts payable and accrued liabilities	1,378,808	1,931,196	3,341,468	948,997
Net cash used in operating activities	(5,528,120)	(11,669,667)	(13,547,935)	(15,163,384)
CASH FLOWS FROM INVESTING ACTIVITIES
Property and equipment				(29,767)
Net cash used in investing activities				(29,767)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common shares, net of issuance costs	119,285			250,000
Issuance of preferred shares, net of issuance costs	1,900,000			100,000
Redemption of preferred shares		(895,556)	(895,556)	(230,000)
Exercise of warrants for cash		12,500	12,500	872,292
Proceeds from (repayments of) convertible notes, net	2,207,579	(61,238)
Federally guaranteed loans				499,900
Proceeds from convertible notes, net			2,355,318
Proceeds from short term loan and promissory notes, net	744,333	1,889,144	1,476,121	(1,660,220)
Issuance of shares from uplisting				14,545,805
Term loan, net				11,756,563
Preferred Stock Dividend	(18,016)	(940,731)	(946,780)	(966,110)
Net cash provided by financing activities	4,953,181	4,119	2,001,603	25,168,230
Effect of foreign currency translation	89,573	50,040	49,863	(109,712)
Net change in cash during the period	(574,939)	(11,665,548)	(11,546,332)	9,975,079
Cash, beginning of period	570,460	12,066,929	12,066,929	2,201,562
Cash, end of period	85,094	451,421	570,460	12,066,929
Supplemental disclosure of cash flow information:
Interest paid	1,638,991	771,273	1,651,546	553,265
Taxes